Convertible Preferred Stock and Stockholders' Equity (Deficit) - Summary of Convertible Preferred Stock Shares Outstanding (Detail) - shares	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Convertible preferred stock, shares outstanding	0		207,164,404			207,164,404
Series A-1
Class Of Stock [Line Items]
Convertible preferred stock, shares outstanding			64,704,832			64,704,832
Series A-2
Class Of Stock [Line Items]
Convertible preferred stock, shares outstanding			36,782,734			36,782,734
Series A-3
Class Of Stock [Line Items]
Convertible preferred stock, shares outstanding			23,467,151			23,467,151
Series A-4
Class Of Stock [Line Items]
Convertible preferred stock, shares outstanding			15,253,415			15,253,415
Series A4B
Class Of Stock [Line Items]
Convertible preferred stock, shares outstanding			22,216,583			22,216,583
Series A-5
Class Of Stock [Line Items]
Convertible preferred stock, shares outstanding			44,739,689			44,739,689
Convertible Preferred Stock
Class Of Stock [Line Items]
Convertible preferred stock, shares outstanding	0	207,164,404	207,164,404	207,164,404	207,164,404	207,164,404